Revenue - Schedule of the Contract Balances (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Receivables, included in accounts receivable, net	$ 1,466	$ 1,239	$ 428
Contract assets, included in prepaid expenses and other current assets	0	149	98
Contract liabilities included in deferred revenue, current and deferred revenue net of current portion	$ 4,246	$ 5,648	$ 9,731	$ 9,731